Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value (NIS)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	100,000,000
Ordinary shares, shares issued	23,491,948	21,737,263
Ordinary shares, shares outstanding	23,491,948	21,737,263